Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (4,092)	$ (3,024)
Total realized and unrealized gains (losses) included in income	214	(380)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(3,334)	(2,030)
Movements Sales/Settlements	2,558	1,342
Transfer Into Level 3	(3)
Transfers Out of Level 3	8
Fair value ending balance	(4,649)	(4,092)
Change in Unrealized gain (losses) on instruments still held	328	(243)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,026)	(659)
Total realized and unrealized gains (losses) included in income	89	(527)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(101)	(127)
Movements Sales/Settlements	217	293
Transfer Into Level 3		(9)
Transfers Out of Level 3	2	3
Fair value ending balance	(819)	(1,026)
Change in Unrealized gain (losses) on instruments still held	140	(513)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(83)	(63)
Total realized and unrealized gains (losses) included in income	(43)	(22)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	30	6
Transfer Into Level 3		(4)
Fair value ending balance	(96)	(83)
Change in Unrealized gain (losses) on instruments still held	(17)	(32)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1)	1
Total realized and unrealized gains (losses) included in income	2
Total realized and unrealized gains (losses) included in OCI	0	0
Transfer Into Level 3	1	(5)
Transfers Out of Level 3		3
Fair value ending balance	2	(1)
Change in Unrealized gain (losses) on instruments still held	1	(1)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(925)	(624)
Total realized and unrealized gains (losses) included in income	172	(472)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(101)	(127)
Movements Sales/Settlements	146	298
Transfer Into Level 3	(1)
Transfers Out of Level 3	2
Fair value ending balance	(707)	(925)
Change in Unrealized gain (losses) on instruments still held	172	(460)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(17)	27
Total realized and unrealized gains (losses) included in income	(42)	(33)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	41	(11)
Fair value ending balance	(18)	(17)
Change in Unrealized gain (losses) on instruments still held	(16)	(20)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(21)	(14)
Total realized and unrealized gains (losses) included in income	112	104
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(202)	(187)
Movements Sales/Settlements	87	76
Fair value ending balance	(24)	(21)
Change in Unrealized gain (losses) on instruments still held	112	65
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances		1
Transfer Into Level 3	(6)
Transfers Out of Level 3	6	(1)
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	12	20
Total realized and unrealized gains (losses) included in income	(1)	1
Movements purchases/Issuances	29	3
Movements Sales/ Settlements	(49)	(76)
Transfer Into Level 3	35	79
Transfers Out of Level 3	(7)	(15)
Fair value ending balance	19	12
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	8	3
Movements Sales/ Settlements	(8)	(50)
Transfer Into Level 3		55
Fair value ending balance		8
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	1
Movements purchases/Issuances		1
Movements Sales/ Settlements	(1)	(2)
Transfer Into Level 3	2	4
Transfers Out of Level 3	(2)	(1)
Fair value ending balance	2	3
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	16
Total realized and unrealized gains (losses) included in income		1
Movements purchases/Issuances	29	2
Movements Sales/ Settlements	(40)	(24)
Transfer Into Level 3	16	20
Transfers Out of Level 3	(5)	(14)
Fair value ending balance	1	1
Trading loans, securities, and other [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in income	(1)
Transfer Into Level 3	17
Fair value ending balance	16
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	498	427
Total realized and unrealized gains (losses) included in income	12	101
Movements purchases/Issuances	118	322
Movements Sales/ Settlements	(54)	(352)
Fair value ending balance	574	498
Change in Unrealized gain (losses) on instruments still held	(2)	21
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	493	408
Total realized and unrealized gains (losses) included in income	12	97
Movements purchases/Issuances	118	317
Movements Sales/ Settlements	(52)	(329)
Fair value ending balance	571	493
Change in Unrealized gain (losses) on instruments still held	(2)	20
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	5	19
Total realized and unrealized gains (losses) included in income		4
Movements purchases/Issuances		5
Movements Sales/ Settlements	(2)	(23)
Fair value ending balance	3	5
Change in Unrealized gain (losses) on instruments still held		1
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,575	2,413
Total realized and unrealized gains (losses) included in income		24
Total realized and unrealized gains (losses) included in OCI	(27)	(19)
Movements purchases/Issuances	50	32
Movements Sales/ Settlements	1	(312)
Transfers Out of Level 3		(563)
Fair value ending balance	1,599	1,575
Change in Unrealized gain (losses) on instruments still held	(28)	(27)
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		200
Total realized and unrealized gains (losses) included in income		24
Movements Sales/ Settlements		(224)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		562
Transfers Out of Level 3		(562)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	24	24
Total realized and unrealized gains (losses) included in OCI	(4)
Fair value ending balance	20	24
Change in Unrealized gain (losses) on instruments still held	(4)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,507	1,492
Total realized and unrealized gains (losses) included in OCI	(4)	(3)
Movements purchases/Issuances	48	31
Movements Sales/ Settlements	2	(13)
Fair value ending balance	1,553	1,507
Change in Unrealized gain (losses) on instruments still held	(4)	(4)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	44	135
Total realized and unrealized gains (losses) included in OCI	(19)	(16)
Movements purchases/Issuances	2	1
Movements Sales/ Settlements	(1)	(75)
Transfers Out of Level 3		(1)
Fair value ending balance	26	44
Change in Unrealized gain (losses) on instruments still held	$ (20)	$ (23)